Segment Reporting	12 Months Ended
Sep. 30, 2022
Disclosure of Segment Reporting [Abstract]
SEGMENT REPORTING
19.	SEGMENT REPORTING

The Company determined it operates in two segments: (1) Battery cells and packs, and (2) E-bicycle sales segment. The battery cells and packs segment sells battery packs and trades battery cells. The e-bicycle sales segment sells e-bicycles on various ecommerce platforms to individual customers.

The Company’s CODM, chief executive officer, measures the performance of each segment based on metrics of revenue and profit before taxes from operations and uses these results to evaluate the performance of, and to allocate resources to each of the segments. As most of the Company’s long-lived assets are located in the PRC and most of the Company’s revenues are derived from the PRC, no geographical information is presented. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

The following tables present the summary of each reportable segment’s revenue and income, which is considered as a segment operating performance measure, for the years ended September 30, 2020, 2021 and 2022:

	Year Ended September 30, 2020
	Battery cells and packs	E-bicycle sales	Subtotal from operating segments	Other	Consolidated
Revenues from external customers	$3,148,156	$11,165,290	$14,313,446	$929,836	$15,243,282
Depreciation and amortization	(2,318)	(82,896)	(85,214)	(466)	(85,680)
Segment income (loss) before tax	251,731	169,452	421,183	29,178	450,361
Segment gross profit margin	15.0%	9.0%	11.0%	10.0%	11.0%

	Year Ended September 30, 2021
	Battery cells and packs	E-bicycle sales	Subtotal from operating segments	Other	Consolidated
Revenues from external customers	$4,288,366	$18,232,537	$22,520,903	$901,103	$23,422,006
Depreciation and amortization	(804)	(139,501)	(140,305)	(329,543)	(469,848)
Segment income (loss) before tax	16,902	(2,034,515)	(2,017,613)	(1,779,032)	(3,796,645)
Segment gross profit margin	3.2%	1.6%	1.9%	-4.4%	1.6%

	Year Ended September 30, 2022
	Battery cells and packs	E-bicycle sales	Subtotal from operating segments	Other	Consolidated
Revenues from external customers	$6,990,215	$9,405,103	$16,395,318	$993,899	$17,389,217
Depreciation and amortization	(289,150)	(319,801)	(608,951)	(314,971)	(923,922)
Segment income (loss) before tax	(1,538,888)	(3,068,693)	(4,607,581)	(2,252,525)	(6,860,106)
Segment gross profit margin	6.5%	-1.7%	1.8%	-7.6%	1.3%

The following table presents the reconciliation from reportable segment income to the consolidated income from continuing operations before income taxes for the years ended September 30, 2020, 2021 and 2022:

	Years Ended September 30,
	2020	2021	2022
Net revenues
Total revenue from reportable segments	$14,313,446	$22,520,903	$16,395,318
Other revenues	929,836	901,103	993,899
Consolidated net revenues	$15,243,282	$23,422,006	$17,389,217

Income or loss
Total operating income (loss) for reportable segments	$186,758	$(2,040,656)	$(4,789,953)
Other income for reportable segments	234,425	23,043	182,372
Total income (loss) for reportable segments	421,183	(2,017,613)	(4,607,581)

Unallocated amounts:
Other corporate gain (expense)	29,178	(1,779,032)	(2,252,525)
Consolidated income (loss) from continuing operations before income taxes	$450,361	$(3,796,645)	$(6,860,106)